Taxes	6 Months Ended
Sep. 30, 2025
Taxes [Abstract]
TAXES

Note 13 — TAXES

Income tax

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under current Cayman Islands law. In addition, upon payments of dividends by the Company entities to their shareholders, no Cayman Islands withholding tax will be imposed. Accordingly, the Company do not accrue for taxes.

Singapore

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Income before income tax	1,454,184	3,123,910	2,421,635
Singapore statutory income tax rate	17%	17%	17%
Income tax expense computed at statutory rate	247,211	531,065	411,678

Reconciling items:
Income not subject to tax in Singapore	(163)	(2,120)	(1,643)
Non-deductible expenses	48,876	32,779	25,410
Tax exemption and rebates	(48,732)	(37,092)	(28,753)
Underprovision of tax in prior financial year	89,985	(35,025)	(27,152)
Others	—	—	—
Income tax expense	337,177	489,607	379,540